Derivative Instruments and Other Hedging Activities (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Cash as collateral for derivative transactions	$ 21.8	$ 11.5